Schedule of share capital shares (Details) (Parenthetical) - £ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.01	£ 0.01	£ 0.01
Ordinary Shares A [Member]
IfrsStatementLineItems [Line Items]
Par value per share	£ 0.01	£ 0.01	£ 0.01